SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital
SCHEDULE OF SHARE CAPITAL

	2023	2022
	USD	USD
Paid up capital:
132,425,321 ordinary shares (2022: 105,263,000 ordinary shares):
At January 1	105,263	105,263
Issue of new shares for the initial public offering	6,687	-
Issue of new shares for the conversion of Convertible Bonds	20,475	-
At December 31	132,425	105,263